Organization and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents		¥ 71,308	$ 11,190	¥ 72,179
Accounts receivable, net		122,480	19,220	183,555
Prepaid expenses and other current assets		157,724	24,750	11,728
Amounts due from related parties		1,052	165
Amounts due from inter-companies	[1]	139,621	21,910	130,987
Total current assets		492,185	77,235	398,449
Non-current assets
Property and equipment, net		1,312	206	1,195
Intangible assets, net		235,688	36,985	239,609
Goodwill		92,069	14,448	92,069
Deferred tax assets		3,717	583	5,004
Long term deposits and other assets		950	149	950
Long term investments		251,827	39,517	5,000
Total non-current assets		585,563	91,888	343,827
TOTAL ASSETS		1,077,748	169,123	742,276
Current liabilities
Accounts payable		64,535	10,127	58,713
Deferred revenue		29,258	4,591	35,259
Accrued salary and employee benefits		13,585	2,132	16,069
Accrued expenses and other current liabilities		5,184	813	8,921
Income tax payable		8,801	1,381	8,581
Interest payable		41	6
Amounts due to inter-companies	[1]	309,098	48,504	248,127
Current portion of contingent consideration – earn-out liability		10,638	1,669	16,365
Total current liabilities		441,140	69,223	392,035
Non-current liabilities
Deferred tax liabilities		58,746	9,219	59,729
Contingent consideration – earn-out liability				15,116
Total non-current liabilities		58,746	9,219	74,845
TOTAL LIABILITIES		¥ 499,886	$ 78,442	¥ 466,880

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Company.